PRIVATE PLACEMENT (Details) - USD ($)			5 Months Ended
	Nov. 09, 2020	Oct. 27, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants			$ 6,805,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant		$ 11.50
Over-allotment | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		6,500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		4,333,333
Price of warrants	$ 1.50	$ 1.50
Additional units sold of shares	203,334
Proceeds from sale of Private Placement Warrants	$ 15,555,000	$ 6,500,000
Exercise price of warrant	$ 1.50	$ 1.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		4,333,333
Price of warrants	$ 1.50	$ 1.50
Additional units sold of shares	203,334
Proceeds from sale of Private Placement Warrants	$ 305,000